LIABILITIES ARISING FROM NON-PARTICIPATING INVESTMENT CONTRACTS (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
LIABILITIES ARISING FROM NON-PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Reinsurance assets	£ 602	£ 714
Arising from non-participating investment contracts [Member]
LIABILITIES ARISING FROM NON-PARTICIPATING INVESTMENT CONTRACTS (Details) [Line Items]
Reinsurance assets	£ 26	£ 29